Biological assets (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about biological assets [line items]
Biological assets	R$ 123,116	R$ 96,046
Current	99,881	61,993
Noncurrent	23,235	34,053
Cattle [Member]
Disclosure of detailed information about biological assets [line items]
Biological assets	37,122	34,053
Grain plantation [Member]
Disclosure of detailed information about biological assets [line items]
Biological assets	12,860	2,203
Cotton plantation [Member]
Disclosure of detailed information about biological assets [line items]
Biological assets	8,606
Sugarcane plantation [Member]
Disclosure of detailed information about biological assets [line items]
Biological assets	R$ 64,528	R$ 59,790